SUBSEQUENT EVENT (Details) - USD ($) $ in Millions				12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Aug. 26, 2020	Dec. 31, 2024
Subsequent Event [Line Items]
Percentage of ownership before transaction			29.50%
Disposed of by sale | SunPower Philippines Manufacturing Ltd | Subsequent event
Subsequent Event [Line Items]
Percentage of ownership before transaction		100.00%
Proceeds from sale if interest in subsidiary		$ 58.6
Proceeds from sale of assets to be sold within Philippines		$ 7.3
Disposed of by sale | Non-US subsidiaries
Subsequent Event [Line Items]
Percentage of ownership before transaction				100.00%
Disposed of by sale | Non-US subsidiaries | Subsequent event
Subsequent Event [Line Items]
Percentage of ownership before transaction	100.00%
Proceeds from sale if interest in subsidiary	$ 28.9
Net intercompany debt released	90.5
Proceeds from sale of trademarks	$ 6.7